LONG-TERM DEBT	12 Months Ended
Aug. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt	LONG-TERM DEBT

	AUGUST 31, 2021	AUGUST 31, 2020
BMO senior secured term loan ("Term Loan") maturing May 31, 2022	$—	$115,000
Atlantic Canada Opportunities Agency ("ACOA") Business Development Program loan maturing September 1, 2024 with a 7 year amortization, bearing interest at an interest rate of 0%	272	311
Vehicle loans - five year term maturing June 17, 2024	58	78
Deferred financing costs, net of loan modification loss on BMO Term Loan	(20)	(123)
	310	115,266
Less: current portion of long-term debt	(80)	(11,595)
Long-term portion	$230	$103,671

BMO Credit Facility
On May 31, 2019, the Company entered into a credit facility with Bank of Montreal (“BMO”) as lead arranger and agent and a syndicate including three other lenders. The facility consisted of a $115,000 term loan (“Term Loan”) and a $25,000 revolving credit facility (“Revolver”, and together with the Term Loan, as amended, the “Facilities”), both were set to mature on May 31, 2022. Availability under the Revolver was based on a percentage of the Company’s trade receivables at the end of each month. Included in the Facilities was an uncommitted option to increase the Facilities by an incremental $35,000 to a total of $175,000, subject to agreement by BMO and the syndicate lenders and satisfaction of certain legal and business conditions.

The Facilities were secured by assets of the Company and its subsidiaries. The proceeds of the Term Loan were used to fund the Phase 4 and 5 expansions of the Moncton Campus and were also used to refinance the Company’s long-term debt with Farm Credit Canada. The Revolver was used for general corporate and working capital purposes.

First Amendment
On November 15, 2019, the Company amended its Facilities with BMO to: i) extend the final draw deadline of the Term Loan (“Amended Term Loan”) from November 30, 2019 to March 31, 2020; ii) postpone the commencement of scheduled principal repayments on the Term Loan from February 28, 2020 to May 31, 2020; and iii) realign the financial covenants structure, effective November 30, 2019, to be more consistent with industry norms up to and including May 31, 2020. Prior to the Second Amendment, as described below, the financial covenants were to revert to the original structure on August 31, 2020. The Company incurred an amendment fee of $140 plus customary legal expenses in connection with the first amendment.

The amended Facilities were further amended on February 28, 2020 to extend the final draw deadline of the Amended Term Loan from March 31, 2020 to May 31, 2020.

In accordance with IFRS 9 Financial Instruments, such modifications to the Facilities as outlined above were not an extinguishment of debt either qualitatively or quantitatively, rather they were a non-substantial modification. Therefore, as per the provisions of IFRS 9 the Company recorded a loan modification loss based on the difference in the present value of the restructured net cash flows discounted at the original effective interest rate (“EIR”) versus the present value of the original net cash flows discounted at the original EIR. This loss of $831 had been recorded under financing costs in the statement of operations and comprehensive loss for the year ended August 31, 2020 with the corresponding offsetting amount capitalized to the carrying value of the Amended Term Loan.

Second Amendment
On May 28, 2020, the Company further amended its Facilities (“Second Amendment”) with BMO to: (i) extend the final draw deadline of the Amended Term Loan to July 31, 2020; (ii) postpone the commencement of principal repayments on the Amended Term Loan to February 28, 2021; (iii) adjust certain financial ratios to be maintained by the Company both before and after November 30, 2021 (the “Conversion Date”); (iv) modify the applicable margin pricing and standby fee terms to reflect current market conditions; and (v) remove the uncommitted option to increase the Amended Facilities by an incremental $35,000. The financial covenants would revert to the original structure, albeit at different ratios, on November 30, 2021. The interest rate margin was fixed during this period. The Company incurred an amendment fee of $490 plus customary legal expenses in connection with the Second Amendment.

As a result of the Second Amendment, the Company recorded a loan modification loss of $813 under financing costs in the statement of operations and comprehensive loss for the year ended August 31, 2020 with the corresponding offsetting amount capitalized to the carrying value of the Amended Term Loan.

As part of the Second Amendment, the Company was also required to establish and maintain with BMO a cash collateral of $8,000 at all times. As a result, the Company purchased a two-year GIC not redeemable before maturity, which was to be held by BMO as a pledged deposit. Since the GIC was restricted from being exchanged or used for any other purpose for greater than one year, the Company had classified it as a restricted investment on the statement of financial position under non-current assets. On April 1, 2021, the Company repaid the remaining outstanding Term Loan balance and subsequent to being relieved of its security, the GIC was reclassified to short-term investments (see Note 4).

Pursuant to the agreed upon conditions of the Second Amendment, the Company drew down additional funds up to the $115,000 Amended Term Loan commitment during June 2020. Principal repayments on the Amended Term Loan, prior to entering into the amended and restated agreement noted below, were to commence on November 30, 2020 at a rate of 2.5% per quarter of the total Amended Term Loan balance. The Company, at its discretion, had the option to repay the balance of the Amended Facilities without penalty, at any time.

Amendment and Restatement
On November 27, 2020, the Company further amended its Amended Facilities pursuant to an amended and restated credit agreement (“Amended and Restated Facilities”) with BMO to: (i) reduce the Amended Term Loan amount from $115,000 to $60,000 based on a repayment of $55,000 to be made on December 1, 2020 of the outstanding Amended Term Loan balance of $115,000; (ii) have repayments on the balance of the Amended Term Loan commence on February 28, 2021 in an amount equal to $1,500 per quarter; (iii) reduce the Revolver commitment to $2,000 from up to $25,000; (iv) adjust the minimum quarterly EBITDA covenants to be maintained by the Company commencing on February 28, 2021 and continuing through to maturity, thereby removing this covenant for the fiscal period ended February 28, 2021 and eliminating the reversion of the financial covenants to that of the original structure on November 30, 2021; (v) modify the applicable margin pricing and standby fee terms to reflect current market conditions; and (vi) reduce the minimum unrestricted cash balance requirement to $20,000, which was already inclusive of the $8,000 restricted investment (plus accrued interest) outstanding. The interest rate margin would be fixed from November 27, 2020 through to maturity on May 31, 2022. The Company incurred an amendment fee of $217 plus customary legal expenses in connection with the Amended and Restated Facilities.

As a result of the Amended and Restated Facilities, the Company recorded a loan modification loss of $318 under financing costs in the statement of operations and comprehensive loss for the year ended August 31, 2021 with the corresponding offsetting amount capitalized to the carrying value of the Amended Term Loan.

On December 1, 2020, the Company repaid $55,000 of the Amended Term Loan as per the Amended and Restated Facilities and on February 28, 2021, paid its first scheduled quarterly principal repayment of $1,500. Subsequently on April 1, 2021, the Company repaid the remaining $58,500 of the Amended Term Loan as per the Amended and Restated Facilities. No incremental costs were incurred and previously deferred transactions costs of $74 were expensed in the statement of operations and comprehensive loss.

Other Terms and Conditions
Under the terms of the Facilities, the Company could elect, at its sole discretion, to receive advances under the Amended and Restated Term Loan through certain availment options, which included prime rate loans and bankers’ acceptances with maturity dates between 28 and 182 days. The Company, therefore, had the choice to continuously roll over the bankers’ acceptances upon their maturities or to convert the then outstanding principal and interest into prime rate loans at any time before May 31, 2022.  The interest rate of the Amended and Restated Facilities was a set margin over the above-noted availment options, which would have remained fixed until May 31, 2022.

During the year ended August 31, 2020, the Company drew $65,000 under the Amended and Restated Term Loan, in three tranches, and similar to the initial draw during the year ended August 31, 2019, converted the balances from prime rate loans to bankers’ acceptances. During the year ended August 31, 2020, the Company rolled over $115,000 of the Amended and Restated Term Loan balance on a monthly basis through bankers’ acceptances with an average cash interest rate of approximately 4.25%. In accordance with IFRS 9, the loan conversion was determined to not be a modification of the loan terms. Based on the then current availment option of bankers’ acceptances the applicable margin rate was 4.00% above the applicable bankers’ acceptances rate.

Transaction costs incurred with respect to the Amended Facilities, including the Amended and Restated Facilities, totaled $2,343, which had been allocated against the Amended Term Loan ($2,157) and Revolver ($186 split between prepaid assets and deferred charges). The weighted-average effective interest rate for the Amended Term Loan inclusive of these capitalized transaction costs, the loan modification loss, and the current cash interest rate was approximately 5.2% at April 1, 2021.

The Amended and Restated Facilities contained customary financial and restrictive covenants. At April 1, 2021, the Company was in compliance with these covenants and repaid the $58,500 outstanding balance under the Amended and Restated Facilities.

Principal repayments required on the Company's remaining long-term debt for the next five years as at August 31, 2021 are as follows:

Less than 1 year	$80
1 to 2 years	80
2 to 3 years	79
3 to 4 years	61
4 to 5 years	30
Thereafter	—
Total	$330